ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2022
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$

Advance from end users*	5,237	4,916
Deposit from customer**	3,965	7,965
Business tax and other taxes payable	255	124
Professional fees and services payable	4,033	2,026
Promotional events payables	394	119
Decoration and construction cost payable	—	2,560
Contingent consideration	1,247	—
Others	3,607	1,051

Total	18,738	18,761

* Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

** Deposit from customers represents payments received by the Group in advance from customers in the data center business.